SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Gross proceeds	$ 86,250,000
Less: Class A ordinary shares issuance costs	(4,793,647)
Plus: Accretion of carrying value to redemption value	6,898,044	$ 3,518,021
Class A ordinary shares subject to possible redemption	$ 88,354,397	$ 91,872,418